Vessels, net (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 23, 2021	May 31, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Assets held for sale					$ 8,509
Loss on vessel held-for-sale					$ 2,389
Aggregate sale price for the vessels	$ 8,900
Prepayment for loan facility	$ 5,780
Property, Plant and Equipment, Additions				555
Payment for installation			$ 437
Accrued and remains unpaid amount of ballast water treatment system installation		$ 118
Impairment charges				$ 0